Share-based plans	12 Months Ended
Dec. 31, 2019
Share-based plans
Share-based plans

20.    Share-based plans

The Company accounts for its share-based plans in accordance with IFRS 2. As of December 31, 2019, the Company has various share-based compensation plans, which may either be equity- or cash-settled.

Fresenius Medical Care AG & Co. KGaA long-term incentive plans during 2016–2019

As of May 11, 2016, the issuance of stock options and Phantom Stock under the FMC-AG & Co. KGaA Long-Term Incentive Program 2011 (“LTIP 2011”) is no longer possible. Furthermore, as of January 1, 2019, the issuance of Performance Shares under the FMC-AG & Co. KGaA Long-Term Incentive Plan 2016 (“LTIP 2016”) is no longer possible. In order to continue to enable the members of the Management Board, the members of the management boards of affiliated companies and managerial staff members to adequately participate in the long-term, sustained success of the Company, successor programs effective January 1, 2019 were introduced. For members of the Management Board, the Supervisory Board of the Management AG has approved and adopted the Fresenius Medical Care Management AG Management Board Long-Term Incentive Plan 2019 (“MB LTIP 2019”). For the members of the management boards of affiliated companies and managerial staff members, the Management Board of the Management AG has approved and adopted the Fresenius Medical Care AG & Co. KGaA Long-Term Incentive Plan 2019 (“LTIP 2019”). Additionally, the Management Board of the Management AG has approved and adopted the Fresenius Medical Care AG & Co. KGaA NxStage Long-Term Incentive Plan (“NxStage LTIP”) for the management board and managerial staff members of NxStage in the course of the integration of NxStage into the Company.

The MB LTIP 2019, the LTIP 2019, the NxStage LTIP and the LTIP 2016 are variable compensation programs with long-term incentive effects. Similar to the LTIP 2016, which granted so-called “Performance Shares” annually or semiannually from 2016 to 2018, pursuant to the MB LTIP 2019 and the LTIP 2019, plan participants may be granted Performance Shares once or twice during 2019 for the MB LTIP 2019 and throughout 2019 to 2021 for the LTIP 2019. Pursuant to the NxStage LTIP, plan participants were granted Performance Shares in February 2019. Performance Shares are non-equity, cash-settled virtual compensation instruments which may entitle plan participants to receive a cash payment depending on the achievement of pre-defined performance targets further defined below as well as the Company’s share price development.

For members of the Management Board, the Supervisory Board of the Management AG will, in due exercise of its discretion and taking into account the individual responsibility and performance of each Management Board member, determine an initial value for each grant for any awards to Management Board members. For plan participants other than the members of the Management Board, such determination will be made by the Management Board. The initial grant value is determined in the currency in which the respective participant receives his or her base salary at the time of the grant. In order to determine the number of Performance Shares each plan participant receives, the respective grant value will be divided by the value per Performance Share at the time of the grant, which is mainly determined based on the average price of the Company’s shares over a period of thirty calendar days prior to the respective grant date.

The number of granted Performance Shares may change over the performance period of three years, depending on the level of achievement of the following: (i) revenue growth at constant currency (“Revenue Growth”), (ii) growth of the net income attributable to the shareholders of FMC-AG & Co. KGaA at constant currency (“Net Income Growth”) and (iii) return on invested capital (“ROIC”). For the LTIP 2019 exclusively, the level of achievement for Performance Shares granted in fiscal year 2019 may be subject to an increase if certain targets in relation to the second phase of the Company’s Global Efficiency Program are achieved (“GEP-II targets”).

Revenue, net income and ROIC are determined according to the Company’s consolidated reported and audited figures in Euro for the financial statements prepared in accordance with IFRS, applying the respective plan terms. Revenue Growth, Net Income Growth and the fulfillment of the GEP-II targets, for the purpose of the relevant plan, are determined at constant currency.

An annual target achievement level of 100% will be reached for the Revenue Growth performance target if Revenue Growth is 7% in each individual year of the three-year performance period; Revenue Growth of 0% will lead to a target achievement level of 0% and the maximum target achievement level of 200% will be reached in case of Revenue Growth of at least 16%. If Revenue Growth ranges between these values, the degree of target achievement will be linearly interpolated between these values.

An annual target achievement level of 100% for the Net Income Growth performance target will be reached if Net Income Growth is 7% in each individual year of the three-year performance period. In case of Net Income Growth of 0%, the target achievement level will also be 0%; the maximum target achievement of 200% will be reached in the case of Net Income Growth of at least 14%. Between these values, the degree of target achievement will be determined by means of linear interpolation.

With regard to ROIC, an annual target achievement level of 100% will be reached if the target ROIC as defined for the respective year is reached. For the MB LTIP 2019 and the LTIP 2019, the target ROIC is 7.9% for 2019 (LTIP 2016: 7.3% in 2016 and increased by 0.2 percentage points for each consecutive year until 2020; NxStage LTIP: 7.7% in 2018 and increased by 0.2 percentage points for each consecutive year until 2020). A target achievement level of 0% will be reached if the ROIC falls below the target ROIC for the respective year by 0.2 percentage points or more, whereas the maximum target achievement level of 200% will be reached if the target ROIC for the respective year is exceeded by 0.2 percentage points or more. The degree of target achievement will be determined by means of linear interpolation if the ROIC ranges between these values. In case the annual ROIC target achievement level in the third year of a performance period is equal or higher than the ROIC target achievement level in each of the two previous years of such performance period, the ROIC target achievement level of the third year is deemed to be achieved for all years of the respective performance period.

The achievement level for each of the three performance targets will be weighted annually at one-third to determine the yearly target achievement for each year of the three-year performance period. The level of overall target achievement over the three-year performance period will then be determined on the basis of the mean of these three average yearly target achievements. The overall target achievement can be in a range of 0% to 200%. For the LTIP 2019, the overall target achievement for Performance Shares granted in fiscal year 2019 shall be increased by 20 percentage points if the GEP-II targets achievement is 100%. In case of a GEP-II targets achievement between 0% and 100%, the respective increase of the overall target achievement will be calculated by means of linear interpolation. The overall target achievement increased by the GEP-II targets achievement shall not exceed 200%.

The number of Performance Shares granted to the plan participants at the beginning of the performance period will each be multiplied by the level of overall target achievement in order to determine the final number of Performance Shares.

For the MB LTIP 2019, the final number of Performance Shares is generally deemed earned four years after the day of a respective grant (the four-year vesting period). The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty days prior to the lapse of this four-year vesting period. The respective resulting amount will then be paid to the plan participants as cash compensation.

For plan participants of the LTIP 2019, the final number of Performance Shares is generally deemed earned three years after the day of a respective grant (the three-year vesting period). The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty days prior to the lapse of this three-year vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the grant value received by the participant, will then be paid to the plan participants as cash compensation.

For plan participants of the NxStage LTIP, the final number of Performance Shares granted in February 2019 is generally deemed earned in December 2022 (the vesting period). The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty days prior to the lapse of this vesting period. The respective resulting amount will then be paid to the plan participants as cash compensation.

For plan participants of the LTIP 2016, the final number of Performance Shares is generally deemed earned four years after the day of a respective grant (the four-year vesting period). The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty days prior to the lapse of this four-year vesting period. The respective resulting amount will then be paid to the plan participants as cash compensation.

During 2019, the Company awarded 114,999 Performance Shares under the MB LTIP 2019 at a measurement date weighted average fair value of €60.70 each and a total fair value of €6,980, which will be revalued if the fair value changes. The total fair value will be amortized over the four-year vesting period.

During 2019, the Company awarded 817,089 Performance Shares under the LTIP 2019 at a measurement date weighted average fair value of €62.16 each and a total fair value of €50,790, which will be revalued if the fair value changes. The total fair value will be amortized over the three-year vesting period.

During 2019, the Company awarded 55,978 Performance Shares under the NxStage LTIP at a measurement date weighted average fair value of €62.17 each and a total fair value of €3,480, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2018, the Company awarded 632,804 Performance Shares under the LTIP 2016 including 73,315 Performance Shares to the members of the Management Board at a measurement date weighted average fair value of €51.99 each and a total fair value of €32,900, which will be revalued if the fair value changes. The total fair value will be amortized over the four-year vesting period.

During 2017, the Company awarded 614,985 Performance Shares under the LTIP 2016 including 73,746 Performance Shares to the members of the Management Board at a measurement date weighted average fair value of €83.40 each and a total fair value of €51,290, which will be revalued if the fair value changes. The total fair value will be amortized over the four-year vesting period.

Fresenius Medical Care AG & Co. KGaA long-term incentive program 2011

On May 12, 2011, the 2011 SOP was established by resolution of the Company’s AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner’s Management and supervisory boards, forms the Company’s LTIP 2011. Under the LTIP 2011, participants were granted awards, which consisted of a combination of stock options and Phantom Stock. The final grant under the LTIP 2011 was made in December 2015. Awards under the LTIP 2011 were subject to a four-year vesting period. Vesting of the awards granted was subject to achievement of pre-defined performance targets. The 2011 SOP was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 per share.

Stock options granted under the LTIP 2011 have an eight-year term and can be exercised for the first time after a four-year vesting period. The exercise price of stock options granted under the LTIP 2011 shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company’s shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the LTIP 2011 to U.S. participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Stock options under the LTIP 2011 are not transferable by a participant or a participant’s heirs, and may not be transferred, pledged, assigned, or disposed of otherwise.

Phantom Stock awards under the LTIP 2011 entitle the holders to receive payment in euro from the Company upon exercise of the Phantom Stock. The payment per Phantom Stock in lieu of the issuance of such stock shall be based upon the share price on the Frankfurt Stock Exchange of one of the Company’s shares on the exercise date. Phantom Stock awards have a five-year term and can be exercised for the first time after a four-year vesting period. For participants who are U.S. taxpayers, the Phantom Stock is deemed to be exercised in any event in the month of March following the end of the vesting period.

New incentive bonus plan

In 2019, the members of the Management Board were eligible for performance-related compensation that depended upon achievement of pre-defined targets. The targets are measured based on the adjusted net income growth attributable to the shareholders of FMC-AG & Co. KGaA at constant currency (”Adjusted Net Income Growth “), adjusted net cash provided by (used in) operating activities after capital expenditures, before acquisitions and investments (“Adjusted Free Cash Flow”) in percent of revenues and adjusted operating margin (“Adjusted Operating Margin“), and are derived from the comparison of targeted and actually achieved current year figures. Targets are divided into Group level targets and those to be achieved in individual regions and areas of responsibility.

Performance-related bonuses for 2019 consist proportionately of a cash component and a share-based component which will be paid in cash. Upon meeting the annual targets, the cash component for the year 2019 will be paid in the following year, after the consolidated financial statements for 2019 have been approved. The share-based component is subject to a three-year vesting period, although a shorter period may apply in special cases (e.g. occupational disability, retirement and employment contracts which were not extended by the Company). The amount of cash for the payment relating to the share-based component shall be based on the share price of Fresenius Medical Care AG & Co. KGaA ordinary shares upon exercise. For each of the members of the Management Board, the amount of the achievable pay component as well as of the allocation value of the cash-settled share-based compensation is capped.

Share-based compensation related to this plan for fiscal years ended 2019, 2018 and 2017 was €2,623,  €3,414 and €3,418, respectively.

Information on holdings under share-based plans

At December 31, 2019, the members of the Management Board held 102,435 Performance Shares under the MB LTIP 2019. Former members of the Management Board held 12,564 Performance Shares under the MB LTIP 2019.

At December 31, 2019, the plan participants held 797,659 Performance Shares under the LTIP 2019.

At December 31, 2019, the plan participants held 45,007 Performance Shares under the NxStage LTIP.

At December 31, 2019, the members of the Management Board held 211,878 Performance Shares and plan participants other than the members of the Management Board held 1,747,142 Performance Shares under the LTIP 2016.

At December 31, 2019, the members of the Management Board held 23,336 Phantom Stock and plan participants other than the members of the Management Board held 311,650 Phantom Stock under the LTIP 2011.

At December 31, 2019, the members of the Management Board held 452,989 stock options and plan participants other than the members of the Management Board held 3,036,000 stock options under the 2011 SOP.

Additional information on share-based plans

The table below provides reconciliations for stock options outstanding at December 31, 2019, as compared to December 31, 2018.

Transactions

		Weighted
		Average
		Exercise
	Options	Price
Stock options for shares	(in THOUS)	in €
Balance at December 31, 2018	3,896	68.85
Granted	—	—
Exercised(1)	329	51.72
Forfeited	78	75.08
Balance at December 31, 2019	3,489	70.32
(1)	The average share price at the date of exercise of the options was €67.62.

The following table provides a summary of fully vested options outstanding and exercisable at December 31, 2019:

Share Options

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise		remaining	exercise		exercise
prices	Number of	contractual	price	Number of	price
in €	options	life	in €	options	in €

45.01 - 50.00	767,001	2.38	49.90	767,001	49.90
50.01 - 55.00	825	0.93	52.27	825	52.27
55.01 - 60.00	133,375	1.24	57.68	133,375	57.68
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,587,788	3.58	77.03	2,587,788	77.03
	3,488,989	3.23	70.32	3,488,989	70.32

At December 31, 2019, there were no total unrecognized compensation costs related to non-vested options.

During the fiscal years ended December 31, 2019, 2018, and 2017, the Company received cash of €17,014,  €43,508 and €42,234, respectively, from the exercise of stock options (see note 17). The intrinsic value of stock options exercised for the twelve-month periods ended December 31, 2019, 2018, and 2017 was €5,231, €29,440 and €31,580, respectively.

The compensation expense related to equity-settled stock option programs is determined based upon the fair value on the grant date and the number of stock options granted which will be recognized over the four-year vesting period. In connection with the 2011 SOP, the Company incurred compensation expense of €1,992, €6,713 and €11,736 for the fiscal years ended December 31, 2019, 2018 and 2017, respectively.

The compensation expense related to cash-settled share-based payment transactions is determined based upon the fair value at the measurement date and the number of Phantom Stock or Performance Shares granted which will be recognized over the vesting period. In connection with cash-settled share-based payment transactions, the Company recognized compensation expense of:

•	€656, €0 and €0 related to Performance Shares under the MB LTIP 2019 for the fiscal years ended December 31, 2019, 2018 and 2017, respectively,
•	€4,771, €0 and €0 related to Performance Shares under the LTIP 2019 for the fiscal years ended December 31, 2019, 2018 and 2017, respectively,
•	€572, €0 and €0 related to Performance Shares under the NxStage LTIP for the fiscal years ended December 31, 2019, 2018 and 2017, respectively,
•	€30,304, €4,152 and €38,882 related to Performance Shares under the LTIP 2016 for the fiscal years ended December 31, 2019, 2018 and 2017, respectively, and
•	€5,724, -€8,799 and €21,576 related to Phantom Stock for the fiscal years ended December 31, 2019, 2018 and 2017, respectively.

Care Coordination stock incentive plans

In 2014, the Company established two subsidiary stock incentive plans for the acquisitions of Sound and National Cardiovascular Partners. The Company divested its controlling interest in Sound on June 28, 2018, see note 4 c) for information. For the year ended December 31, 2019, the Company did not record stock compensation expense associated with the Sound subsidiary stock incentive plan (2018: €87,157 and 2017: €35,250). The remaining subsidiary stock incentive plan related to National Cardiovascular Partners is immaterial to the Company.